SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) ¥ in Thousands, $ in Thousands		12 Months Ended
	May 17, 2019 CNY (¥)	Sep. 30, 2021 CNY (¥)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 CNY (¥)	Sep. 30, 2019 CNY (¥)	Jan. 22, 2022 CNY (¥)	Jan. 22, 2022 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2021	Sep. 30, 2021 $ / ¥	Aug. 31, 2017
Net Income (Loss), Including Portion Attributable To Noncontrolling Interest		¥ (127,081)	$ (19,596)	¥ (102,842)	¥ (65,653)
Retained Earnings (Accumulated Deficit)		(650,633)		(559,104)				$ (100,323)
Working Capital Deficit		228,224
Government Subsidies Recognized		13,285		4,761	0
Foreign Currency Exchange Rate, Translation									6.4854	6.4854
Equity Method Investment, Ownership Percentage	49.00%								49.00%		49.00%
Proceeds from (Repayments of) Debt	¥ 78
Provision for Doubtful Accounts		401	$ 62	189	0
Asset Impairment Charges		¥ 68,339		26,716
Land use right agreements term (in years)		50 years	50 years
Long-term borrowings		¥ 137,660		137,660
Beijing Changping Technology Development Co. Ltd.("BC-TID")
Equity Method Investment, Ownership Percentage	51.00%
Funding By Coventurer	¥ 204,000
Long-term borrowings						¥ 137,700	$ 20,200
Research and Development [Member]
Government Subsidies Recognized		5,075		629
Advertising Expenses [Member]
Advertising Expense		¥ 0		¥ 0	¥ 589